Business Overview (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2023	Jun. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 28, 2023	Jun. 27, 2023	Jul. 26, 2022	Dec. 21, 2020
Proceeds from issuance of common stock and warrants in private placement						$ 9,391	$ 9,391	$ 14,995
Proceeds from stock issuance								14,943
Cash and cash equivalents			$ 3,422		3,422		17,208	24,545
Net Cash Provided by (Used in) Operating Activities					16,029	7,928	16,199	26,715
Retained Earnings (Accumulated Deficit)			103,176		103,176		79,519	78,879
Business Combination, Contingent Consideration, Liability			$ 9,711		$ 9,711		$ 9,342	$ 12,784
Reverse stock split	1-for-20	1-for-20
Common stock par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock shares authorized	15,000,000	15,000,000	15,000,000		15,000,000		15,000,000	15,000,000		300,000,000		15,000,000
Exercise price per share		$ 100.00
Investments in equity securities							$ 10,548
Operating Income (Loss)			$ 4,620	$ 3,639	$ 18,812	$ 12,961	18,581	$ 25,201
Net capital			4,100		4,100
Related Party [Member]
Investments in equity securities			$ 3,341		$ 3,341		10,548
Maruho Co. Ltd. [Member]
Business Combination, Contingent Consideration, Liability							7,300
Common Stock [Member]
Proceeds from stock issuance							$ 4,600